Restructuring and Related Reorganization Charges - Summary of restructuring and related reorganization activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Accrued liability	$ 151	$ 0
Charges	4,041	13,360
Payments	(4,192)	(13,209)
Accrued liability	0	151
Employee severance [member]
Restructuring Cost and Reserve [Line Items]
Accrued liability	0	0
Charges	3,646	12,961
Payments	(3,646)	(12,961)
Accrued liability	0	0
Other restructuring [member]
Restructuring Cost and Reserve [Line Items]
Accrued liability	151	0
Charges	395	399
Payments	(546)	(248)
Accrued liability	$ 0	$ 151